Schedule of Allocation of Acquisition Cost (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Mineral properties	$ 31,948,053	$ 31,948,053
Deferred tax liability assumed	10,261,194	10,261,194
Property, plant and equipment	202,430	202,430
Deposits	44,720	44,720
Cash	6,570	6,570
Prepaid expenses	24,925	24,925
Accounts payable	(6,153)	(6,153)
Total	$ 32,220,545	$ 32,220,545